Financial Instruments - Summary of Sensitivity Analysis of Market Risks (Detail) - Market risk - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Forward agreements to purchase U.S. Dollar (MXN/USD)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD rate	(9.00%)	(13.00%)	(11.00%)
Effect on equity	$ (565)	$ (203)	$ (465)
Profit and loss effect	$ 0	$ 0	$ 0
Forward agreements to purchase U.S. Dollar (BRL/USD)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD rate	(10.00%)	(13.00%)	(12.00%)
Effect on equity	$ (194)	$ (50)	$ (521)
Profit and loss effect	$ 0	$ 0	$ 0
Forward agreements to purchase U.S. Dollar (COP/USD)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD rate	(11.00%)	(11.00%)	(16.00%)
Effect on equity	$ (91)	$ (34)	$ (225)
Profit and loss effect	$ 0	$ 0	$ 0
Forward agreements to purchase U.S. Dollar (ARS/USD)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD rate	(25.00%)	(2.00%)	(55.00%)
Effect on equity	$ (40)	$ (11)	$ (140)
Profit and loss effect	$ 0	$ 0	$ 0
Forward agreements to purchase U.S. Dollar (UYU/USD)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD rate	(6.00%)	(5.00%)	(5.00%)
Effect on equity	$ (25)	$ (13)	$ (20)
Profit and loss effect	$ 0	$ 0	$ 0
Forward agreements to purchase U.S. Dollar (CRC/USD)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD rate	(3.00%)	(5.00%)	(7.00%)
Effect on equity	$ (10)	$ (14)	$ (15)
Profit and loss effect	$ 0	$ 0	$ 0
Cross currency swaps (USD to MXN)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD rate	(9.00%)	(13.00%)	(11.00%)
Effect on equity	$ (1,758)	$ (1,863)	$ (1,314)
Profit and loss effect	$ 0	$ 0	$ 0
Cross currency swaps (USD to BRL)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD rate	(10.00%)	(13.00%)	(12.00%)
Effect on equity	$ (1,209)	$ (2,396)	$ (1,683)
Profit and loss effect	$ 0	$ 0	$ 0
Cross Currency Swaps (USD into COP)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD rate	(11.00%)	0.00%	0.00%
Effect on equity	$ (7)	$ 0	$ 0
Profit and loss effect	$ 0	$ 0	$ 0
Sugar price contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change on sugar Price	(25.00%)	(29.00%)	(29.00%)
Effect on equity	$ (809)	$ (1,578)	$ (765)
Profit and loss effect	$ 0	$ 0	$ 0
Aluminum price contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change on Aluminum price	(16.00%)	(22.00%)	(22.00%)
Change in Aluminum price, effect on equity	$ (248)	$ (189)	$ (147)
Profit and loss effect	$ 0	$ 0	$ 0
Options to purchase foreign currency (MXN to USD)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD rate	(9.00%)	(13.00%)	0.00%
Effect on equity	$ (168)	$ (136)	$ 0
Profit and loss effect	$ 0	$ 0	$ 0
Options to purchase foreign currency (BRL to USD)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD rate	0.00%	(13.00%)	0.00%
Effect on equity	$ 0	$ (119)	$ 0
Profit and loss effect	$ 0	$ 0	$ 0
Options to purchase foreign currency (COP to USD)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD rate	0.00%	(11.00%)	0.00%
Effect on equity	$ 0	$ (54)	$ 0
Profit and loss effect	$ 0	$ 0	$ 0